UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended December 31, 2011

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Lansdowne UK Strategic Investment Master Fund Ltd.

Address: c/o Credit Suisse Administration Services (Ireland) Limited Kilmore House, Park Lane
            Spencer Dock, Dublin 1
            Ireland

13F File Number: 028-13736

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

By:         Lansdowne Partners Limited Partnership
            as investment adviser
By:         Lansdowne Partners Limited,
            its general partner
By:         Yok Wah Tai
Title:      Chief Compliance Officer
Phone:      44-20-7290-5500

Signature, Place and Date of Signing:


/s/ Yok Wah Tai                  London, England            February 14, 2012
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:

Form 13F File Number    Name
--------------------    --------------------------------------
028-11089               Lansdowne Partners Limited Partnership

SK 02575 0001 1264716